Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2023
Disclosure Of Reportable Segments [Abstract]
DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES
Cenovus Energy Inc. (“Cenovus” or the “Company”) is an integrated energy company with crude oil and natural gas production operations in Canada and the Asia Pacific region, and upgrading, refining and marketing operations in Canada and the United States (“U.S.”).
Cenovus is incorporated under the Canada Business Corporations Act and its common shares and common share purchase warrants are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange. Cenovus’s cumulative redeemable preferred shares series 1, 2, 3, 5 and 7 are listed on the TSX. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.
Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision maker. The Company’s operating segments are aggregated based on their geographic locations, the nature of the businesses or a combination of these factors. The Company evaluates the financial performance of its operating segments primarily based on operating margin.
The Company operates through the following reportable segments:
Upstream Segments
•Oil Sands, includes the development and production of bitumen and heavy oil in northern Alberta and Saskatchewan. Cenovus’s oil sands assets include Foster Creek, Christina Lake, Sunrise, Lloydminster thermal and Lloydminster conventional heavy oil assets. Cenovus jointly owns and operates pipeline gathering systems and terminals through the equity-accounted investment in Husky Midstream Limited Partnership (“HMLP”). The sale and transportation of Cenovus’s production and third-party commodity trading volumes are managed and marketed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. to optimize product mix, delivery points, transportation commitments and customer diversification.
•Conventional, includes assets rich in natural gas liquids (“NGLs”) and natural gas within the Elmworth-Wapiti, Kaybob‑Edson, Clearwater and Rainbow Lake operating areas in Alberta and British Columbia and interests in numerous natural gas processing facilities. Cenovus’s NGLs and natural gas production is marketed and transported, with additional third-party commodity trading volumes, through access to capacity on third-party pipelines, export terminals and storage facilities. These provide flexibility for market access to optimize product mix, delivery points, transportation commitments and customer diversification.
•Offshore, includes offshore operations, exploration and development activities in China and the east coast of Canada, as well as the equity-accounted investment in Husky-CNOOC Madura Ltd. (“HCML”), which is engaged in the exploration for and production of NGLs and natural gas in offshore Indonesia.
Downstream Segments
•Canadian Refining, includes the owned and operated Lloydminster upgrading and asphalt refining complex, which converts heavy oil and bitumen into synthetic crude oil, diesel, asphalt and other ancillary products. Cenovus also owns and operates the Bruderheim crude-by-rail terminal and two ethanol plants. The Company’s commercial fuels business across Canada is included in this segment. Cenovus markets its production and third-party commodity trading volumes in an effort to use its integrated network of assets to maximize value. The Company renamed its Canadian Manufacturing segment to Canadian Refining in 2023.
•U.S. Refining, includes the refining of crude oil to produce gasoline, diesel, jet fuel, asphalt and other products at the wholly-owned Lima, Superior and Toledo refineries, and the jointly-owned Wood River and Borger refineries (jointly owned with operator Phillips 66). Cenovus markets some of its own and third-party refined products including gasoline, diesel, jet fuel and asphalt.
Corporate and Eliminations
Corporate and Eliminations, includes Cenovus-wide costs for general and administrative, financing activities, gains and losses on risk management for corporate related derivative instruments and foreign exchange. Eliminations include adjustments for feedstock and internal usage of crude oil, natural gas, condensate, other NGLs and refined products between segments; transloading services provided to the Oil Sands segment by the Company’s crude-by-rail terminal; the sale of condensate extracted from blended crude oil production in the Canadian Refining segment and sold to the Oil Sands segment; and unrealized profits in inventory. Eliminations are recorded based on market prices.
A) Results of Operations – Segment and Operational Information

	Upstream
For the years ended December 31,	Oil Sands		Conventional		Offshore		Total
	2023	2022	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	26,192	34,683	3,273	4,439	1,617	2,020	31,082	41,142
Less: Royalties	3,059	4,493	112	298	99	77	3,270	4,868
	23,133	30,190	3,161	4,141	1,518	1,943	27,812	36,274
Expenses
Purchased Product (1)	1,457	4,718	1,695	2,023	—	—	3,152	6,741
Transportation and Blending (1)	10,774	12,036	298	250	16	15	11,088	12,301
Operating	2,716	2,930	590	541	384	318	3,690	3,789
Realized (Gain) Loss on Risk Management	17	1,527	(5)	92	—	—	12	1,619
Operating Margin	8,169	8,979	583	1,235	1,118	1,610	9,870	11,824
Unrealized (Gain) Loss on Risk Management	15	(68)	(19)	13	—	—	(4)	(55)
Depreciation, Depletion and Amortization	2,993	2,763	386	370	487	585	3,866	3,718
Exploration Expense	19	9	6	1	17	91	42	101
(Income) Loss From Equity- Accounted Affiliates	6	8	—	—	(57)	(23)	(51)	(15)
Segment Income (Loss)	5,136	6,267	210	851	671	957	6,017	8,075

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	6,233	7,792	26,393	30,218	32,626	38,010
Less: Royalties	—	—	—	—	—	—
	6,233	7,792	26,393	30,218	32,626	38,010
Expenses
Purchased Product (1)	4,919	6,389	23,354	26,020	28,273	32,409
Transportation and Blending	—	—	—	—	—	—
Operating	639	704	2,562	2,346	3,201	3,050
Realized (Gain) Loss on Risk Management	—	—	—	112	—	112
Operating Margin	675	699	477	1,740	1,152	2,439
Unrealized (Gain) Loss on Risk Management	—	—	(17)	18	(17)	18
Depreciation, Depletion and Amortization	185	208	486	640	671	848
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	490	491	8	1,082	498	1,573
(1)Comparative periods reflect certain revisions. See Note 39.

	Corporate and Eliminations		Consolidated
For the years ended December 31,	2023	2022	2023	2022
Revenues
Gross Sales (1)	(8,234)	(7,387)	55,474	71,765
Less: Royalties	—	—	3,270	4,868
	(8,234)	(7,387)	52,204	66,897
Expenses
Purchased Product (1)	(6,710)	(5,192)	24,715	33,958
Transportation and Blending (1)	(947)	(1,175)	10,141	11,126
Operating (1)	(539)	(1,023)	6,352	5,816
Realized (Gain) Loss on Risk Management	(3)	31	9	1,762
Unrealized (Gain) Loss on Risk Management	73	(89)	52	(126)
Depreciation, Depletion and Amortization	107	113	4,644	4,679
Exploration Expense	—	—	42	101
(Income) Loss From Equity-Accounted Affiliates	—	—	(51)	(15)
Segment Income (Loss)	(215)	(52)	6,300	9,596
General and Administrative	688	865	688	865
Finance Costs	671	820	671	820
Interest Income	(133)	(81)	(133)	(81)
Integration, Transaction and Other Costs	85	106	85	106
Foreign Exchange (Gain) Loss, Net	(67)	343	(67)	343
Revaluation (Gain) Loss	34	(549)	34	(549)
Re-measurement of Contingent Payment	59	162	59	162
(Gain) Loss on Divestiture of Assets	(14)	(269)	(14)	(269)
Other (Income) Loss, Net	(63)	(532)	(63)	(532)
	1,260	865	1,260	865
Earnings (Loss) Before Income Tax			5,040	8,731
Income Tax Expense (Recovery)			931	2,281
Net Earnings (Loss)			4,109	6,450
(1)Comparative periods reflect certain revisions. See Note 39.
B) Revenues by Product

For the years ended December 31,	2023	2022
Upstream
Oil Sands
Crude Oil (1)	22,550	28,921
NGLs (2)	352	877
Natural Gas and Other	231	392
Conventional
Crude Oil	589	429
NGLs (2)	799	926
Natural Gas and Other (1)	1,773	2,786
Offshore
Crude Oil	385	581
NGLs	280	354
Natural Gas	853	1,008
Total Upstream	27,812	36,274
Downstream
Canadian Refining
Synthetic Crude Oil	2,124	2,360
Diesel	1,752	2,164
Asphalt	571	620
Gasoline	522	948
Other Products and Services	1,264	1,700
U.S. Refining
Gasoline	12,375	14,116
Distillates	9,612	11,453
Asphalt	864	533
Other Products (1)	3,542	4,116
Total Downstream	32,626	38,010
Corporate and Eliminations (1)	(8,234)	(7,387)
Consolidated	52,204	66,897
(1)Comparative periods reflect certain revisions. See Note 39.
(2)Third-party condensate sales are included within NGLs.
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2023	2022
Canada (2)	25,128	33,314
United States (2)	25,943	32,221
China	1,133	1,362
Consolidated	52,204	66,897
(1)Revenues by country are classified based on where the operations are located.
(2)Comparative periods reflect certain revisions. See Note 39.

	Non-Current Assets (1)
As at December 31,	2023	2022
Canada	35,876	35,194
United States	5,230	4,824
China	1,608	2,064
Indonesia	344	365
Consolidated	43,058	42,447
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Major Customers
In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2023, Cenovus had two customers (2022 – two) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $18.0 billion and $7.1 billion, respectively (2022 – $16.1 billion and $9.1 billion), and are reported across all of the Company’s operating segments
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2023	2022	2023	2022	2023	2022
Oil Sands	729	674	24,443	24,657	849	638
Conventional	—	6	2,209	2,020	1	2
Offshore	9	5	2,798	2,549	102	152
Canadian Refining	—	—	2,469	2,466	28	252
U.S. Refining	—	—	5,014	4,482	268	329
Corporate and Eliminations	—	—	317	325	432	472
Consolidated	738	685	37,250	36,499	1,680	1,845

	Goodwill		Total Assets
As at December 31,	2023	2022	2023	2022
Oil Sands	2,923	2,923	31,673	32,248
Conventional	—	—	2,429	2,410
Offshore	—	—	3,511	3,339
Canadian Refining	—	—	2,960	3,172
U.S. Refining	—	—	8,660	8,324
Corporate and Eliminations	—	—	4,682	6,376
Consolidated	2,923	2,923	53,915	55,869
E) Capital Expenditures (1)

For the years ended December 31,	2023	2022
Capital Investment
Oil Sands	2,382	1,792
Conventional	452	344
Offshore
Asia Pacific	7	8
Atlantic	635	302
Total Upstream	3,476	2,446

Canadian Refining	145	117
U.S. Refining	602	1,059
Total Downstream	747	1,176

Corporate and Eliminations	75	86
	4,298	3,708
Acquisitions (Note 5)
Oil Sands (2)	37	1,609
Conventional	5	12
U.S. Refining (3)	385	—
	427	1,621

Total Capital Expenditures	4,725	5,329
(1)Includes expenditures on PP&E, E&E assets and capitalized interest. Excludes capital expenditures related to the HCML joint venture.
(2)In 2022, Cenovus was deemed to have disposed of its pre-existing interest in Sunrise Oil Sands Partnership (“SOSP”) and reacquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”). The acquisition capital above does not include the fair value of the pre-existing interest in SOSP of $1.6 billion.
(3)In 2023, Cenovus was deemed to have disposed of its pre-existing interest in BP-Husky Refining LLC (“Toledo”) and reacquired it at fair value as required by IFRS 3. The acquisition capital above does not include the fair value of the pre-existing interest in Toledo of $368 million.